Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
April 30, 2023
RW42-NPRT3-0623
1.867278.115
Domestic Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	186,816	2,238,057
Fidelity Series Commodity Strategy Fund (a)	3,981	392,949
Fidelity Series Large Cap Growth Index Fund (a)	90,966	1,421,804
Fidelity Series Large Cap Stock Fund (a)	87,221	1,576,078
Fidelity Series Large Cap Value Index Fund (a)	207,850	2,932,767
Fidelity Series Small Cap Core Fund (a)	1,873	18,352
Fidelity Series Small Cap Opportunities Fund (a)	58,656	710,320
Fidelity Series Value Discovery Fund (a)	72,968	1,079,923
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,631,021)		10,370,250

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	52,222	734,238
Fidelity Series Emerging Markets Fund (a)	66,850	538,145
Fidelity Series Emerging Markets Opportunities Fund (a)	196,841	3,243,943
Fidelity Series International Growth Fund (a)	106,705	1,713,684
Fidelity Series International Index Fund (a)	61,591	703,984
Fidelity Series International Small Cap Fund (a)	32,857	534,590
Fidelity Series International Value Fund (a)	156,524	1,698,287
Fidelity Series Overseas Fund (a)	137,928	1,704,785
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,668,259)		10,871,656

Bond Funds - 55.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	332,301	3,160,181
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	457,821	3,690,040
Fidelity Series Corporate Bond Fund (a)	367,936	3,381,333
Fidelity Series Emerging Markets Debt Fund (a)	36,986	271,106
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,762	90,001
Fidelity Series Floating Rate High Income Fund (a)	5,872	52,201
Fidelity Series Government Bond Index Fund (a)	532,254	4,997,870
Fidelity Series High Income Fund (a)	34,534	283,528
Fidelity Series International Credit Fund (a)	1,533	11,929
Fidelity Series International Developed Markets Bond Index Fund (a)	242,765	2,080,495
Fidelity Series Investment Grade Bond Fund (a)	502,097	5,086,244
Fidelity Series Investment Grade Securitized Fund (a)	383,990	3,478,954
Fidelity Series Long-Term Treasury Bond Index Fund (a)	374,255	2,331,607
Fidelity Series Real Estate Income Fund (a)	8,278	79,635
TOTAL BOND FUNDS (Cost $32,578,490)		28,995,124

Short-Term Funds - 4.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	499,177	499,177
Fidelity Series Short-Term Credit Fund (a)	25,625	248,050
Fidelity Series Treasury Bill Index Fund (a)	133,801	1,329,977
TOTAL SHORT-TERM FUNDS (Cost $2,087,385)		2,077,204

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,965,155)	52,314,234
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,008)
NET ASSETS - 100.0%	52,313,226

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,131,574	766,653	561,363	150,154	(15,708)	(160,975)	3,160,181
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,848,965	951,311	649,080	234,571	(65,706)	(395,450)	3,690,040
Fidelity Series Blue Chip Growth Fund	2,580,615	566,045	890,396	84,724	(278,116)	259,909	2,238,057
Fidelity Series Canada Fund	892,508	116,203	269,117	23,412	(1,820)	(3,536)	734,238
Fidelity Series Commodity Strategy Fund	847,095	586,314	504,591	459,003	(273,185)	(262,684)	392,949
Fidelity Series Corporate Bond Fund	3,302,280	703,297	509,249	90,837	(39,080)	(75,915)	3,381,333
Fidelity Series Emerging Markets Debt Fund	293,431	35,223	54,454	12,240	(9,512)	6,418	271,106
Fidelity Series Emerging Markets Debt Local Currency Fund	97,612	6,322	22,362	-	(2,927)	11,356	90,001
Fidelity Series Emerging Markets Fund	505,875	190,244	155,555	10,933	(37,909)	35,490	538,145
Fidelity Series Emerging Markets Opportunities Fund	4,566,346	429,893	1,777,022	92,274	(473,070)	497,796	3,243,943
Fidelity Series Floating Rate High Income Fund	56,275	20,364	24,630	3,110	(897)	1,089	52,201
Fidelity Series Government Bond Index Fund	4,850,584	1,117,448	804,802	77,864	(54,151)	(111,209)	4,997,870
Fidelity Series Government Money Market Fund 4.92%	280,213	425,617	206,653	12,182	-	-	499,177
Fidelity Series High Income Fund	303,848	45,449	55,831	13,883	(5,564)	(4,374)	283,528
Fidelity Series International Credit Fund	12,522	573	-	573	-	(1,166)	11,929
Fidelity Series International Developed Markets Bond Index Fund	2,236,726	364,513	383,706	41,805	(23,876)	(113,162)	2,080,495
Fidelity Series International Growth Fund	1,858,103	308,930	537,558	56,081	(59,164)	143,373	1,713,684
Fidelity Series International Index Fund	777,904	84,251	222,587	17,989	(14,086)	78,502	703,984
Fidelity Series International Small Cap Fund	574,478	67,954	105,062	30,882	(21,506)	18,726	534,590
Fidelity Series International Value Fund	1,842,603	217,850	533,523	54,916	(17,119)	188,476	1,698,287
Fidelity Series Investment Grade Bond Fund	5,013,601	1,066,105	812,402	133,751	(60,835)	(120,225)	5,086,244
Fidelity Series Investment Grade Securitized Fund	3,546,325	700,461	577,459	80,093	(48,331)	(142,042)	3,478,954
Fidelity Series Large Cap Growth Index Fund	1,633,061	273,390	485,740	9,762	(9,338)	10,431	1,421,804
Fidelity Series Large Cap Stock Fund	1,789,350	315,363	546,314	108,074	4,862	12,817	1,576,078
Fidelity Series Large Cap Value Index Fund	3,416,886	473,945	890,716	109,071	44,210	(111,558)	2,932,767
Fidelity Series Long-Term Treasury Bond Index Fund	2,825,179	549,018	811,515	56,106	(195,066)	(36,009)	2,331,607
Fidelity Series Overseas Fund	1,868,698	267,018	580,214	29,538	(47,518)	196,801	1,704,785
Fidelity Series Real Estate Income Fund	176,042	35,581	114,166	11,839	(12,687)	(5,135)	79,635
Fidelity Series Short-Term Credit Fund	279,557	24,481	55,528	4,312	(1,320)	860	248,050
Fidelity Series Small Cap Core Fund	-	18,059	-	-	-	293	18,352
Fidelity Series Small Cap Opportunities Fund	873,574	128,424	258,417	40,116	(27,378)	(5,883)	710,320
Fidelity Series Treasury Bill Index Fund	841,140	1,162,881	670,564	34,791	(1,842)	(1,638)	1,329,977
Fidelity Series Value Discovery Fund	1,260,235	214,925	365,063	57,767	18,043	(48,217)	1,079,923
	56,383,205	12,234,105	14,435,639	2,142,653	(1,730,596)	(136,841)	52,314,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.